3. SIGNIFICANT ACCOUNTING POLICIES: a) Basis of consolidation: Schedule of accounts of the Company and its subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of accounts of the Company and its subsidiaries

	% of ownership	Jurisdiction	Nature of operations

MAEPA Empreendimentos Mineiros e Participacoes Lda	100%	Portugal	Exploration
Innomatik Exploration Kosovo LLC	100%	Kosovo	Exploration
Peshter Mining J.S.C	11.06%	Kosovo	Exploration
Avrupa Holdings Inc.	100%	Barbados	Holding
Avrupa Portugal Holdings Inc.	100%	Barbados	Holding
Avrupa Kosovo Holdings Inc.	100%	Barbados	Holding